Note 10. Line of Credit (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Line Of Credit, Maximum Borrowing Capacity	$ 2,000,000
Line of Credit, Interest Rate Description	LIBOR plus 3.5%.	30 day LIBOR rate plus 4.5%.
Line of Credit Facility, Interest Rate at Period End		6.60%
Line of Credit, amount outstanding	500,000	150,000	0
Line Of Credit, Amount Available	$ 355,000	$ 500,000